INVESTMENT IN JOINT VENTURE - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Arrears term of equity shares in JCU	1 month
Cash and cash equivalents (note 4)	$ 465,918,000		$ 108,518,000		$ 131,054,000
JCU
Disclosure of joint ventures [line items]
Acquisition percentage	50.00%	50.00%	50.00%	50.00%
Cash and cash equivalents (note 4)	$ 352,000		$ 3,226,000
JCU | Wheeler River Joint Venture
Disclosure of joint ventures [line items]
Acquisition percentage	10.00%
JCU | Millennium Project
Disclosure of joint ventures [line items]
Acquisition percentage	30.099%
JCU | Cameco Corporation
Disclosure of joint ventures [line items]
Acquisition percentage	69.901%
JCU | Kiggavik Project
Disclosure of joint ventures [line items]
Acquisition percentage	33.8118%
JCU | Orano Canada Inc.
Disclosure of joint ventures [line items]
Acquisition percentage	66.1882%
JCU | Christie Lake
Disclosure of joint ventures [line items]
Acquisition percentage	34.4508%
JCU | UEC
Disclosure of joint ventures [line items]
Acquisition percentage	65.5492%